Income taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Federal income taxes at statutory rates	21.00%	21.00%
State income tax, net of federal benefit	0.43%	0.40%
Research and development credits	3.48%	3.08%
Stock-based compensation	(0.81%)	(1.19%)
Change in valuation allowance	(24.10%)	(22.64%)
Other permanent items		(0.65%)